Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Basic and diluted (in Dollars per share)	$ (0.73)	$ (1.18)
Basic and diluted (in Shares)	157,317,695	67,255,538